Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,030	£ 2,341
North America [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,013	1,295
Core [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	641	633
Pearson VUE [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 376	£ 413